Financial instruments and risk management - Working capital and going concern assessment (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2023 USD ($)	Apr. 06, 2023 USD ($)	Dec. 31, 2020 ZAR (R)	Oct. 25, 2019 ZAR (R)	May 21, 2018 USD ($)
Working capital and going concern assessment
(Loss)/profit for the year	R (37,430)	R 18,980	R 33,796
Working capital	25,415	40,545	44,290
Equity	51,607	91,004	81,345			R 70,716
Cash from operating activities	7,095	15,543	32,256
Committed undrawn facilities	20,755	16,403	15,749
Cash and cash equivalents	R 25,560	R 26,076	R 30,292			R 20,240
Actual leverage ratio	0.58	(0.14)	(0.17)	0.58
Interest coverage ratio	66	93	(5,281)
Leverage ratio maximum per covenant for the second specified period	2.5	2.5
Minimum
Working capital and going concern assessment
Interest coverage ratio	4.0
US$600 million RCF
Working capital and going concern assessment
Face amount of debt | $				$ 600				$ 600
US$1 billion RCF
Working capital and going concern assessment
Face amount of debt | $				1,000	$ 1,000
R5.5 billion RCF
Working capital and going concern assessment
Face amount of debt	R 5,500						R 5,500
US$ Convertible bond
Working capital and going concern assessment
Face amount of debt | $				$ 500